Employee Benefit Plans (Restricted Stock Awards Activity) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	41,800	17,500
Average grant date fair value	$ 9.45	$ 8.88